SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 6) (RUB) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Financial instruments and hedging activities
Reclassifications of fair value hierarchy levels of financial assets and liabilities				0
Number of counterparties with whom multiple derivative contracts related to assets and liabilities are not offset	1
Stock-based compensation
Compensation cost recognized related to phantom stock options granted	1,017.2	483.0	1,445.8
Russia
Retirement benefit and social security costs
Social contribution expensed	8,064	7,535	6,512
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	1,535	2,803	2,493